GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP GROWTH FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.13%
16,251	Air Products & Chemicals Inc	$ 4,840,523
34,437	Ecolab Inc	6,881,890
5,664	Sherwin-Williams Co	3,946,335
		15,668,748
Communications — 19.49%
14,457	Alibaba Group Holding Ltd Sponsored ADR(a)	4,250,069
15,491	Alphabet Inc Class C(a)	22,765,574
14,031	Amazon.com Inc(a)	44,179,831
7,012	Booking Holdings Inc(a)	11,995,288
55,275	CDW Corp	6,607,021
52,285	Facebook Inc Class A(a)	13,693,441
10,619	Grubhub Inc(a)	768,072
50,596	Lyft Inc Class A(a)	1,393,920
37,818	Match Group Inc(a)	4,184,562
7,391	MercadoLibre Inc(a)	8,000,610
24,628	Motorola Solutions Inc	3,861,917
9,766	Netflix Inc(a)	4,883,293
2,505	Shopify Inc Class A(a)	2,562,540
118,729	Snap Inc Class A(a)	3,100,014
6,683	Spotify Technology SA(a)	1,621,095
6,911	Trade Desk Inc Class A(a)	3,585,288
8,935	Wayfair Inc Class A(a)(b)	2,600,174
35,402	Zillow Group Inc Class C(a)	3,596,489
		143,649,198
Consumer, Cyclical — 10.92%
16,470	Carvana Co(a)	3,673,798
6,850	Chipotle Mexican Grill Inc(a)	8,519,414
25,427	Copart Inc(a)	2,673,903
58,305	Home Depot Inc	16,191,882
13,427	Lululemon Athletica Inc(a)	4,422,451
13,164	O'Reilly Automotive Inc(a)	6,069,657
75,469	Ross Stores Inc	7,042,767
66,747	Tesla Inc(a)	28,635,131
23,331	Walmart Inc	3,264,240
		80,493,243
Consumer, Non-Cyclical — 23.66%
4,998	ABIOMED Inc(a)	1,384,746
7,038	Alnylam Pharmaceuticals Inc(a)	1,024,733
20,626	Amgen Inc	5,242,304
4,505	Biogen Inc(a)	1,277,978
30,448	BioMarin Pharmaceutical Inc(a)	2,316,484
2,321	Boston Beer Co Inc Class A(a)	2,050,279
34,219	Colgate-Palmolive Co	2,639,996
13,026	Cooper Cos Inc	4,391,325
2,626	CoStar Group Inc(a)	2,228,187
19,784	DexCom Inc(a)	8,155,558
57,090	Edwards Lifesciences Corp(a)	4,556,924
35,814	Eli Lilly and Co	5,301,188
8,157	Estee Lauder Cos Inc Class A	1,780,265
19,511	Exact Sciences Corp(a)	1,989,146
7,106	FleetCor Technologies Inc(a)	1,691,939
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
4,662	Illumina Inc(a)	$ 1,440,931
6,687	Intuitive Surgical Inc(a)	4,744,694
35,603	Johnson & Johnson	5,300,575
14,266	MarketAxess Holdings Inc	6,870,363
11,770	McKesson Corp	1,752,906
48,931	Medtronic PLC	5,084,910
16,146	Moderna Inc(a)	1,142,330
62,362	Monster Beverage Corp(a)	5,001,432
148,993	PayPal Holdings Inc(a)	29,356,091
64,703	PepsiCo Inc	8,967,836
10,805	Regeneron Pharmaceuticals Inc(a)	6,048,423
104,185	Roche Holding AG Sponsored ADR	4,460,160
11,559	S&P Global Inc	4,168,175
9,456	Sarepta Therapeutics Inc(a)	1,327,906
48,297	Seattle Genetics Inc(a)	9,451,240
27,144	Square Inc Class A(a)	4,412,257
37,140	Thermo Fisher Scientific Inc	16,398,053
50,079	Zimmer Biomet Holdings Inc	6,817,755
33,666	Zoetis Inc	5,567,346
		174,344,435
Energy — 0.17%
24,029	Phillips 66	1,245,663
Financial — 8.16%
46,342	Blackstone Group Inc Class A	2,419,052
219,137	Charles Schwab Corp	7,939,334
4,770	Equinix Inc REIT	3,625,820
92,386	Intercontinental Exchange Inc	9,243,219
24,457	Marsh & McLennan Cos Inc	2,805,218
75,581	Mastercard Inc Class A	25,559,227
30,030	Morgan Stanley	1,451,951
74,599	Progressive Corp	7,062,287
		60,106,108
Industrial — 5.80%
82,915	Amphenol Corp Class A	8,977,207
32,765	Illinois Tool Works Inc	6,330,526
16,357	Norfolk Southern Corp	3,500,234
47,378	Rockwell Automation Inc	10,455,377
7,656	Roper Technologies Inc	3,024,962
64,344	Stanley Black & Decker Inc	10,436,597
		42,724,903
Technology — 28.80%
40,765	Accenture PLC Class A	9,212,482
22,824	Adobe Inc(a)	11,193,574
168,274	Advanced Micro Devices Inc(a)	13,796,785
396,639	Apple Inc	45,934,763
14,357	ASML Holding NV	5,301,609
12,569	Atlassian Corp PLC Class A(a)	2,284,919
38,239	Electronic Arts Inc(a)	4,986,748

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP GROWTH FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
Technology — (continued)
37,365	Fidelity National Information Services Inc	$ 5,500,502
10,359	Lam Research Corp	3,436,598
209,048	Microsoft Corp	43,969,066
4,559	MSCI Inc Class A	1,626,560
23,342	NVIDIA Corp	12,633,157
113,224	QUALCOMM Inc	13,324,200
58,605	salesforce.com Inc(a)	14,728,609
8,655	ServiceNow Inc(a)	4,197,675
4,800	Snowflake Inc Class A(a)(b)	1,204,800
28,978	SS&C Technologies Holdings Inc	1,753,749
27,186	Synopsys Inc(a)	5,817,260
39,990	Texas Instruments Inc	5,710,172
10,013	Veeva Systems Inc Class A(a)	2,815,555
13,119	Workday Inc Class A(a)	2,822,291
		212,251,074
TOTAL COMMON STOCK — 99.13% (Cost $469,979,469)		$730,483,372
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.37%
$10,100,000	Federal Home Loan Bank 0.01%, 10/01/2020	10,100,000
Repurchase Agreements — 0.43%
752,157	Undivided interest of 1.07% in a repurchase agreement (principal amount/value $70,568,076 with a maturity value of $70,568,233) with RBC Capital Markets Corp, 0.08%, dated 9/30/20 to be repurchased at $752,157 on 10/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.50%, 10/27/20 - 7/15/61, with a value of $71,979,437.(c)	752,157
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 752,157	Undivided interest of 1.08% in a repurchase agreement (principal amount/value $69,723,260 with a maturity value of $69,723,415) with Citigroup Global Markets Inc, 0.08%, dated 9/30/20 to be repurchased at $752,157 on 10/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 4.63%, 11/27/20 - 11/1/59, with a value of $71,117,729.(c)	$ 752,157
752,157	Undivided interest of 1.11% in a repurchase agreement (principal amount/value $67,661,258 with a maturity value of $67,661,408) with HSBC Securities (USA) Inc, 0.08%, dated 9/30/20 to be repurchased at $752,157 on 10/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.00%, 11/1/26 - 8/1/50, with a value of $69,014,483.(c)	752,157
752,157	Undivided interest of 3.00% in a repurchase agreement (principal amount/value $25,108,292 with a maturity value of $25,108,348) with Bank of America Securities Inc, 0.08%, dated 9/30/20 to be repurchased at $752,157 on 10/1/20 collateralized by various U.S. Government Agency securities, 2.00% - 5.00%, 3/1/36 - 5/1/58, with a value of $25,610,458.(c)	752,157

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP GROWTH FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 158,338	Undivided interest of 4.31% in a repurchase agreement (principal amount/value $3,671,697 with a maturity value of $3,671,703) with Scotia Capital (USA) Inc, 0.06%, dated 9/30/20 to be repurchased at $158,338 on 10/1/20 collateralized by U.S. Treasury securities, 0.00% - 3.00%, 11/24/20 - 2/15/49, with a value of $3,745,138.(c)	$ 158,338
		3,166,966
TOTAL SHORT TERM INVESTMENTS — 1.80% (Cost $13,266,966)		$13,266,966
TOTAL INVESTMENTS — 100.93% (Cost $483,246,435)		$743,750,338
OTHER ASSETS & LIABILITIES, NET — (0.93)%		$(6,883,602)
TOTAL NET ASSETS — 100.00%		$736,866,736
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2020.
(c)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP GROWTH FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.

September 30, 2020

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2020, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 30, 2020